Fair Value, Measurements From Brokers or Third Party Pricing Services (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Trading debt securities	$ 79,733	$ 69,989
Available-for-sale, at fair value	263,459	269,912
Marketable equity securities	41,936	29,556
Equity securities	68,241	55,148
Derivative asset	39,326	34,560
Financial liabilities
Derivative liabilities	(37,930)	(32,047)
Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	14,960	13,348
Securities of U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	40,337	49,264
Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	167,214	160,203
Other debt securities [Member]
Financial assets
Available-for-sale, at fair value	4,690	5,483
Brokers [Member] | Fair value, inputs, level 2 [Member] | Other debt securities [Member]
Financial assets
Available-for-sale, at fair value	45	45
Brokers [Member] | Fair value, inputs, level 3 [Member] | Other debt securities [Member]
Financial assets
Available-for-sale, at fair value	126	129
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Derivative asset	12	17
Financial liabilities
Derivative liabilities	(11)	(12)
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Financial assets
Trading debt securities	634	899
Available-for-sale, at fair value	13,460	10,399
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	13,460	10,399
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Financial assets
Equity securities	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Marketable equity securities [Member]
Financial assets
Marketable equity securities	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Nonmarketable equity securities [Member]
Financial assets
Nonmarketable equity securities	0	0
Third-party pricing services [Member] | Fair value, inputs, level 2 [Member]
Financial assets
Derivative asset	1	0
Financial liabilities
Derivative liabilities	(3)	0
Third-party pricing services [Member] | Fair value, inputs, level 2 [Member] | Debt securities [Member]
Financial assets
Trading debt securities	329	256
Available-for-sale, at fair value	246,607	255,780
Third-party pricing services [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	1,500	2,949
Third-party pricing services [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	39,868	48,377
Third-party pricing services [Member] | Fair value, inputs, level 2 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	167,172	160,162
Third-party pricing services [Member] | Fair value, inputs, level 2 [Member] | Other debt securities [Member]
Financial assets
Available-for-sale, at fair value	38,067	44,292
Third-party pricing services [Member] | Fair value, inputs, level 2 [Member] | Equity securities [Member]
Financial assets
Equity securities	110	159
Third-party pricing services [Member] | Fair value, inputs, level 2 [Member] | Marketable equity securities [Member]
Financial assets
Marketable equity securities	110	158
Third-party pricing services [Member] | Fair value, inputs, level 2 [Member] | Nonmarketable equity securities [Member]
Financial assets
Nonmarketable equity securities	0	1
Third-party pricing services [Member] | Fair value, inputs, level 3 [Member]
Financial assets
Derivative asset	0	0
Financial liabilities
Derivative liabilities	0	0
Third-party pricing services [Member] | Fair value, inputs, level 3 [Member] | Debt securities [Member]
Financial assets
Trading debt securities	0	0
Available-for-sale, at fair value	726	842
Third-party pricing services [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third-party pricing services [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	34	43
Third-party pricing services [Member] | Fair value, inputs, level 3 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	42	41
Third-party pricing services [Member] | Fair value, inputs, level 3 [Member] | Other debt securities [Member]
Financial assets
Available-for-sale, at fair value	650	758
Third-party pricing services [Member] | Fair value, inputs, level 3 [Member] | Equity securities [Member]
Financial assets
Equity securities	0	0
Third-party pricing services [Member] | Fair value, inputs, level 3 [Member] | Marketable equity securities [Member]
Financial assets
Marketable equity securities	0	0
Third-party pricing services [Member] | Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Financial assets
Nonmarketable equity securities	$ 0	$ 0